Stockholders' Equity (Stock Option And Warrant Activity Related To Share-Based Compensation) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Outstanding Shares, Beginning	2,842		1,166
Shares Granted	708	[1]	1,708	[2]
Shares Exercised	0		(5)	[3]
Shares Forfeited	(255)		(24)
Shares Expired	(283)		(3)
Outstanding Shares, Ending	3,012	[4]	2,842
Shares Exercisable	1,321	[5]
Outstanding Weighted Average Exercise Price, Beginning	$ 2.33		$ 3.44
Weighted Average Exercise Price Granted	$ 1.79	[1]	$ 1.60	[2]
Weighted Average Exercise Price Exercised	$ 0		$ 3.65	[3]
Weighted Average Exercise Price Forfeited	$ 2.02		$ 3.71
Weighted Average Exercise Price Expired	$ 3.78		$ 3.80
Outstanding Weighted Average Exercise Price, Ending	$ 2.09		$ 2.33
Weighted Average Exercise Price Exercisable	$ 2.76

[1]	The weighted-average grant-date fair value of awards granted was $1.61.
[2]	The weighted-average grant-date fair value of awards granted was $1.33.
[3]	The intrinsic value of awards exercised was $1,000. These options were exercised on a cashless basis, therefore no cash was received at exercise. The tax benefit realized from this exercise was insignificant.
[4]	The aggregate intrinsic value of these stock options and warrants is $0 as of December 31, 2013.
[5]	The aggregate intrinsic value of these stock options and warrants is $0 as of December 31, 2013. The weighted-average remaining contractual term for these options is 6.45 years as of December 31, 2013.